Fair value measurement - Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total Assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	$ 0	$ 55
Transfers into Level 3	19
Transfers out of Level 3		(3)
Total gains or (losses) for the period included in earnings (or changes in net assets)	2	9
Purchases	113	3
Issuances	1
Sales	(135)	(48)
Settlements		(16)
Ending balance	0	0
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	0	0
State and political subdivisions | Securities available-for-sale
Fair value measurements for assets using significant unobservable inputs
Beginning balance	0	11
Transfers out of Level 3		0
Total gains or (losses) for the period included in earnings (or changes in net assets)		0
Settlements		(11)
Ending balance		0
Derivative assets
Fair value measurements for assets using significant unobservable inputs
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period		0
Derivative assets | Total trading assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	0	9
Transfers out of Level 3		(3)
Total gains or (losses) for the period included in earnings (or changes in net assets)		(1)
Settlements		(5)
Ending balance		0
Total other assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	0	35
Total gains or (losses) for the period included in earnings (or changes in net assets)		10
Purchases		3
Sales		(48)
Ending balance		0
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period		0
Derivative liabilities | Total trading liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning balance	$ 0	9
Transfers out of Level 3		(3)
Total (gains) or losses for the period included in earnings		(1)
Settlements		(5)
Ending balance		0
Change in unrealized (gains) or losses for the period included in earnings for liabilities held at the end of the reporting period		$ 0